Annual Total Returns[BarChart] - The Hartford Equity Income Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.05%	13.67%	29.26%	9.06%	(0.70%)	14.85%	17.52%	(7.99%)	25.92%	4.35%